Non-controlling interests - Additional Information (Details) ¥ in Thousands, $ in Thousands		1 Months Ended					12 Months Ended
	Jan. 30, 2022 CNY (¥)	Jan. 31, 2022 CNY (¥)	Oct. 31, 2021 CNY (¥)	Sep. 30, 2021 CNY (¥)	Aug. 31, 2021 CNY (¥)	May 31, 2021 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2023 USD ($)	Jun. 30, 2023
Non-controlling interests
Accretion of redeemable non-controlling interests				¥ 1,000			¥ 0	$ 0	¥ (714)	¥ (1,306)
Percentage of redeemable noncontrolling interest per annum				49.00%
Percentage of equity interest				2.00%
Decrease in paid-in capital										202,000
Non-redeemable non-controlling interests				¥ 14,335			86,951		161,940		$ 12,247
Carrying amount of relevant non-redeemable non-controlling interests derecognized upon deconsolidation										14,335
Redeemable non-controlling interests							¥ 0		¥ 0	30,500
Suzhou Photon-Matrix
Non-controlling interests
Accretion of redeemable non-controlling interests			¥ 30,000		¥ 520	¥ 6,000
Percentage of redeemable noncontrolling interest per annum		10.00%	10.00%			40.00%
Total cash consideration						¥ 4,000				2,000
Percentage of equity interest			10.71%		2.97%
Decrease in paid-in capital					¥ 105
Redeemable non-controlling interest period		7 years	7 years
Redemption price			¥ 30,000
Suzhou Photon-Matrix
Non-controlling interests
Percentage of equity interest						60.00%
Accretion of redeemable non-controlling interests		¥ 10,000
Percentage of equity interest		3.45%
Redemption price		¥ 10,000
Group
Non-controlling interests
Ownership interest		49.17%
Carrying amount of relevant non-redeemable non-controlling interests derecognized upon deconsolidation	¥ (7,178)
Group | JICA
Non-controlling interests
Ownership interest												70.00%
Non-redeemable non-controlling interest percentage												30.00%
Mezzanine equity
Non-controlling interests
Redeemable non-controlling interests			¥ 30,000							¥ 30,500